SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Balance at the end of the period	$ 39,161	$ 38,806
CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	1,856	1,833
CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	507	486
CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	196	184
CANADA | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period
GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	27	27
GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	36,575	36,276
Exploration And Evaluation Assets Arising From Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	648	709
Acquisition costs - cash	30	22
Balance at the end of the period	678	731
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	308	298
Acquisition costs - cash	10	10
Balance at the end of the period	318	308
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	238	230
Acquisition costs - cash	8	8
Balance at the end of the period	246	238
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		42
Acquisition costs - cash
Balance at the end of the period		42
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	42
Acquisition costs - cash
Balance at the end of the period	42
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	14	14
Acquisition costs - cash
Balance at the end of the period	14	14
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	46	42
Acquisition costs - cash	12	4
Balance at the end of the period	58	46
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		83
Acquisition costs - cash
Balance at the end of the period		83
Exploration And Evaluation Assets Arising From Exploration [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	38,455	37,924
Administration	7	16
Property maintenance	20	28
Camp operations	(95)
Drilling	32	172
Geology	63	258
Geophysics	1	106
Helicopter charter aircraft (recovery)		8
Write-off		(437)
Increase in exploration and evaluation assets	28	151
Balance at the end of the period	38,483	38,075
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	1,529	1,498
Administration
Property maintenance	1	6
Camp operations
Drilling
Geology	8	19
Geophysics		2
Helicopter charter aircraft (recovery)
Write-off
Increase in exploration and evaluation assets	9	27
Balance at the end of the period	1,538	1,525
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	252	233
Administration
Property maintenance	1	5
Camp operations
Drilling
Geology	8	9
Geophysics		1
Helicopter charter aircraft (recovery)
Write-off
Increase in exploration and evaluation assets	9	15
Balance at the end of the period	261	248
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		39
Administration
Property maintenance
Drilling		6
Geology		69
Geophysics		28
Helicopter charter aircraft (recovery)
Write-off
Increase in exploration and evaluation assets		103
Balance at the end of the period		142
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	142
Administration
Property maintenance	1
Camp operations
Drilling
Geology	10
Geophysics	1
Increase in exploration and evaluation assets	12
Balance at the end of the period	154
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	13	13
Administration
Property maintenance
Camp operations
Drilling
Geology
Geophysics
Helicopter charter aircraft (recovery)
Write-off
Increase in exploration and evaluation assets
Balance at the end of the period	13	13
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	36,519	36,108
Administration	7	16
Property maintenance	17	17
Camp operations	(95)
Drilling	32
Geology	37	78
Geophysics		3
Helicopter charter aircraft (recovery)		8
Write-off
Increase in exploration and evaluation assets	(2)	122
Balance at the end of the period	$ 36,517	36,230
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		33
Administration
Property maintenance
Drilling		166
Geology		83
Geophysics		72
Helicopter charter aircraft (recovery)
Write-off		(437)
Increase in exploration and evaluation assets		(116)
Balance at the end of the period		$ (83)